Fair Value Measurements - Reconciliation of Contingent Consideration Measured at Fair Value (Detail) (Liability [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			11,999
Settlement through netting with receivables			(11,999)
Ending Balance